Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	[2]	Dec. 31, 2022		Dec. 31, 2021	[4]	Dec. 31, 2020
Continuing operations
Revenue	£ 418,562	[1]	£ 583,220	[1]	£ 1,248,591	[3]	£ 655,423	[3]	£ 162,208	[3]
Cost of sales	(395,779)		(577,547)		(1,228,324)		(632,114)		(165,082)
Gross profit	22,783		5,673		20,267		23,309		(2,874)
Marketing expenses	(18,803)		(37,463)		(62,596)		(63,165)		(36,110)
Selling and distribution expenses	(34,614)		(51,352)		(96,246)		(54,172)		(17,693)
Administrative expenses	(104,661)		(262,235)		(529,907)		(218,855)		(42,358)
Loss from operations	(135,295)		(345,377)		(668,482)		(312,883)		(99,035)
Finance income	2,671		571		2,111		232		486
Finance expense	(33,009)		(20,165)		(53,339)		(4,663)		(1,298)
Other income and expenses	14,378	[5]	157,973	[5]	194,236	[6]	(214,140)	[6]		[6]
Loss before tax	(151,255)		(206,998)		(525,474)		(531,454)		(99,847)
Tax credit			6,319		7,352		2,162		969
Loss for the period from continuing operations	(151,255)		(200,679)		(518,122)		(529,292)		(98,878)
Discontinued operations
Profit/(Loss) after tax from discontinued operations	871		(40,779)		(185,762)		(14,217)		(3,809)
Loss for the period	(150,384)		(241,458)		(703,884)		(543,509)		(102,687)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations	(1,987)		4,031		6,449		(1,577)
Total comprehensive loss for the period	£ (152,371)		£ (237,427)		£ (697,435)		£ (545,086)		£ (102,687)
Earnings per share:
Basic loss per ordinary share (in Pounds per share and Dollars per share)	£ (3.9)	[7]	£ (6.36)	[7]	£ (18.48)	[8]	£ (16.27)	[8]	£ (3.99)	[8]
Diluted loss per ordinary share (in Pounds per share and Dollars per share)	(3.9)	[7]	(6.36)	[7]	(18.48)	[8]	(16.27)	[8]	(3.99)	[8]
Earnings per share from continuing operations:
Basic loss per ordinary share from continuing operations (in Pounds per share and Dollars per share)	(3.92)	[7]	(5.29)	[7]	(13.61)	[8]	(15.85)	[8]	(3.84)	[8]
Diluted loss per ordinary share from continuing operations (in Pounds per share and Dollars per share)	£ (3.92)	[7]	£ (5.29)	[7]	£ (13.61)	[8]	£ (15.85)	[8]	£ (3.84)	[8]

[1]	Revenue excludes £nil of sales where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue (six months ended June 30, 2022: £1.9 million).
[2]	The H1 2022 reporting period has been restated to show the EU segment as a discontinued operation.
[3]	Revenue excludes £1.9 million of sales in 2022 where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue (2021: £17.4 million, 2020: £nil).
[4]	The 2021 reporting period has been restated to show the EU segment as a discontinued operation.
[5]	Other income and expenses includes fair value movement in the Convertible Notes, embedded derivative and warrants, and foreign exchange movements.
[6]	Other income and expenses includes fair value movement in the Convertible Notes and embedded derivative, fair value movement in the warrants and foreign exchange movements.
[7]	The Basic and diluted loss per ordinary share has been adjusted retrospectively for the reverse stock split which became effective on February 8, 2023. See Note 15 for further details on the reverse stock split.
[8]	The basic and diluted loss per ordinary share has been adjusted retrospectively for the reverse stock split which became effective on February 8, 2023. Refer to Note 28 for further details.